                                                              December 14, 2001

VIA EDGAR SUBMISSION
--------------------

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re:      Certification Filing on behalf of American Skandia Trust
                  Pursuant to Rule 497(j)
                  Registration No. 33-24962
                  Investment Company Act No. 811-5186
                  CIK # 814679
                  -------------------------------------------------

Dear Sir/Madam:

         We hereby  certify,  pursuant to paragraph (j) of Rule 497, that: (1) the form of Prospectus and Statement of Additional  Information  of American  Skandia  Trust  ("AST") that would have been filed under  paragraph (c) of
Rule 497 would not have  differed  from that  contained  in the most  recent  post-effective  amendment  to the AST registration statement  (Post-Effective  Amendment No. 43); and (2) the text of Post-Effective  Amendment No. 43 to the AST Registration  Statement was filed  electronically  with the Securities and Exchange  Commission on December
10, 2001.

         If you have any  questions,  please do not  hesitate to contact me at (203)  944-5332.  Thank you for your attention.

                                                              Sincerely,

                                                              /s/Susann A. Palumbo
                                                                 Paralegal

cc:  Patrick Scott, Esq.
     Robert K. Fulton, Esq.